Unaudited Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2019	Jun. 30, 2020	Dec. 31, 2019
Founder Shares
Common stock subject to forfeiture		643,520	643,520
Class B Common Stock
Stock dividend	$ 718,750
Class B Common Stock | Over-Allotment Option [Member]
Common stock subject to forfeiture		843,750	843,750